Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of net income (loss) before income taxes
Sirius Group's net income (loss) before income taxes for the years ended December 31, 2020, 2019 and 2018 was generated in the following domestic and foreign jurisdictions:

(Millions)	2020	2019	2018
Domestic:
Bermuda	$(202.7)	$(32.8)	$62.7
Foreign:
U.S.	123.7	(5.4)	(10.1)
U.K.	(85.3)	(29.1)	(14.9)
Sweden	(108.3)	(22.4)	(74.2)
Luxembourg	(24.9)	56.0	60.3
Netherlands	—	—	(0.1)
Other	2.5	—	—
Total (loss) income before income taxes	$(295.1)	$(33.7)	$23.7

Schedule of total income tax (expense) benefit
The total income tax (expense) benefit for the years ended December 31, 2020, 2019 and 2018 consisted of the following:

(Millions)	2020	2019	2018
Current tax (expense):
U.S. Federal	$0.8	$(1.6)	$(7.0)
State	(1.7)	(2.0)	(2.2)
Non-U.S.	(2.3)	(1.5)	(19.8)
Total current tax benefit (expense)	(3.2)	(5.1)	(29.0)
Deferred tax (expense):
U.S. Federal	(22.4)	(8.8)	14.3
State	0.4	0.9	0.2
Non-U.S.	0.9	1.1	(25.9)
Total deferred tax (expense)	(21.1)	(6.8)	(11.4)
Total income tax (expense)	$(24.3)	$(11.9)	$(40.4)

Schedule of effective rate reconciliation
A reconciliation of taxes calculated using the 21.4% Swedish statutory rate (the rate at which the majority of Sirius Group's worldwide operations are taxed) to the income tax (expense) benefit on pre-tax income follows:

(Millions)	2020	2019	2018
Tax benefit (expense) at the statutory rate	$63.1	$7.2	$(5.2)
Differences in taxes resulting from:
Non-Sweden earnings	(47.6)	(19.6)	2.3
Change in valuation allowance	(43.6)	(20.7)	2.3
Tax rate change—other	8.2	(1.6)	0.1
Tax reserve adjustments	1.3	13.9	(42.0)
State taxes expense	(1.3)	(1.7)	(2.9)
Foreign tax credits	(1.2)	12.2	10.8
Tax rate change enacted in Sweden	(0.8)	(0.2)	15.4
Results from Internal Restructuring	(0.7)	7.4	(9.1)
Tax on Safety Reserve	(0.4)	(0.6)	(15.3)
Withholding taxes	(0.4)	(1.7)	(1.9)
Tax rate change enacted in Luxembourg	—	(5.8)	—
Section 197 Intangible as result of internal restructuring	—	—	6.9
Other, net	(0.9)	(0.7)	(1.8)
Total income tax (expense) on pre-tax earnings	$(24.3)	$(11.9)	$(40.4)

Schedule of deferred tax assets and liabilities	An outline of the significant components of Sirius Group's deferred tax assets and liabilities follows:

(Millions)	2020	2019
Deferred income tax assets related to:
Non-U.S. net operating loss carryforwards	$281.7	$211.1
Tax credit carryforwards	41.8	41.6
U.S. federal net operating loss and capital carryforwards	33.6	40.2
Loss reserve discount	7.9	6.6
Unearned Premiums	6.5	4.3
Incentive compensation and benefit accruals	5.3	2.8
Investment basis differences	2.4	3.6
Allowance for doubtful accounts	2.5	1.5
Deferred interest	1.2	2.6
Foreign currency translation on investments and other assets	—	1.4
Other items	5.9	3.9
Total gross deferred income tax assets	388.8	321.6
Valuation allowance	(134.8)	(79.8)
Total adjusted deferred tax asset	254.0	241.8
Deferred income tax liabilities related to:
Safety reserve (See Note 18)	259.2	239.4
Net Unrealized investment	25.3	3.7
Intangible assets	18.1	25.7
Deferred acquisition costs	9.6	4.6
Foreign currency translation on investments and other assets	9.3	—
Purchase accounting	3.6	3.6
Other items	3.7	4.0
Total deferred income tax liabilities	328.8	281.0
Net deferred tax (liability) asset	$(74.8)	$(39.2)

Schedule of net operating loss and capital loss carryforwards
Net operating loss and capital loss carryforwards as of December 31, 2020, the expiration dates and the deferred tax assets thereon are as follows:

(Millions)	2020
	United States	Luxembourg	Sweden	U.K.	Total
2021-2025	$6.5	$—	$—	$—	$6.5
2026-2040	135.3	48.0	—	—	183.3
No expiration date	21.2	857.8	349.1	176.8	1,404.9
Total	163.0	905.8	349.1	176.8	1,594.7
Gross deferred tax asset	33.6	225.9	22.2	33.6	315.3
Valuation allowance	—	(69.9)	—	(33.6)	(103.5)
Net deferred tax asset	$33.6	$156.0	$22.2	$—	$211.8

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(Millions)	Permanent differences(1)	Temporary differences(2)	Interest and penalties(3)	Total
Balance at January 1, 2018	$27.4	$1.8	$0.1	$29.3
Changes in prior year tax positions	1.4	—	0.1	1.5
Tax positions taken during the current year	36.2	(1.7)	—	34.5
Lapse in statute of limitations	—	—	—	—
Settlements with tax authorities	(0.1)	—	—	(0.1)
Balance at December 31, 2018	$64.9	$0.1	$0.2	$65.2
Changes in prior year tax positions	(17.1)	—	—	(17.1)
Tax positions taken during the current year	(0.5)	—	—	(0.5)
Lapse in statute of limitations	(0.1)	—	—	(0.1)
Settlements with tax authorities	—	—	—	—
Balance at December 31, 2019	$47.2	$0.1	$0.2	$47.5
Changes in prior year tax positions	(1.3)	—	—	(1.3)
Tax positions taken during the current year	6.1	—	—	6.1
Lapse in statute of limitations	—	—	(0.1)	(0.1)
Settlements with tax authorities	—	—	—	—
Balance at December 31, 2020	$52.0	$0.1	$0.1	$52.2
(1)Represents the amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate.
(2)Represents the amount of unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Consolidated Balance Sheets and its tax basis.
(3)Net of tax benefit.